Revenue - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Line Items]
Accounts receivable unbilled after allowances for credit losses	$ 71.7	$ 47.4	$ 32.1